Exploration and Evaluation Assets (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of Movement Of The Company's EE Assets

	June 30, 2025	June 30, 2024	June 30, 2023
	$	$	$
Balance, beginning of year	26,612,758	21,442,032	12,077,584
Exploration and evaluation expenditures	7,818,048	7,976,506	9,364,448
Disposal due to termination of property agreements	(1,450,319)	(2,805,780)	—
Balance, end of year	32,980,487	26,612,758	21,442,032